Stockholders' Equity (Details) - Schedule of option activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity (Details) - Schedule of option activity [Line Items]
Number of Options, Outstanding beginning	162,956	137,050	2,500
Weighted Average Exercise Price, Outstanding beginning	$ 84.63	$ 95.49	$ 49.8
Weighted Average Remaining Term (in Years), Outstanding beginning	8 years 7 months 6 days		9 years 11 months 1 day
Intrinsic Value, Outstanding beginning		$ 3,525
Number of Options, Exercisable ending	101,759	93,336
Weighted Average Exercise Price, Exercisable ending	$ 84.34	$ 83.47
Weighted Average Remaining Term (in Years), Exercisable ending	7 years 10 months 24 days	8 years 6 months
Intrinsic Value, Exercisable ending
Number of Options, Granted		25,906	134,550
Weighted Average Exercise Price, Granted		$ 27.2	$ 96.34
Weighted Average Remaining Term (in Years), Granted
Intrinsic Value, Granted
Number of Options, Issued		25,906	134,550
Weighted Average Exercise Price, Issued		$ 27.2	$ 96.34
Intrinsic Value, Issued
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Term (in Years), Exercised
Intrinsic Value, Exercised
Number of Options, Cancelled		25,906	134,550
Weighted Average Exercise Price, Cancelled
Number of Options, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Term (in Years), Expired
Intrinsic Value, Expired
Number of Options, Forfeited	(10,911)
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Term (in Years), Forfeited
Intrinsic Value, Forfeited
Number of Options, Outstanding ending	152,045	162,956	137,050
Weighted Average Exercise Price, Outstanding ending	$ 85.03	$ 84.63	$ 95.49
Weighted Average Remaining Term (in Years), Outstanding ending	8 years 1 month 6 days	8 years 7 months 6 days	9 years 4 months 28 days
Intrinsic Value, Outstanding ending			$ 3,525
Warrants [Member]
Stockholders' Equity (Details) - Schedule of option activity [Line Items]
Number of Options, Outstanding beginning	3,435,728
Weighted Average Exercise Price, Outstanding beginning	$ 33.94
Weighted Average Remaining Term (in Years), Outstanding beginning	5 years 1 month 6 days
Intrinsic Value, Outstanding beginning
Number of Options, Exercisable ending	3,435,728
Weighted Average Exercise Price, Exercisable ending	$ 33.94
Weighted Average Remaining Term (in Years), Exercisable ending	4 years 9 months 18 days
Intrinsic Value, Exercisable ending
Number of Options, Granted
Weighted Average Exercise Price, Granted
Number of Options, Issued
Weighted Average Exercise Price, Issued
Weighted Average Remaining Term (in Years), Issued
Intrinsic Value, Issued
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Term (in Years), Exercised
Intrinsic Value, Exercised
Number of Options, Cancelled
Weighted Average Exercise Price, Cancelled
Weighted Average Remaining Term (in Years), Cancelled
Intrinsic Value, Cancelled
Number of Options, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Term (in Years), Expired
Intrinsic Value, Expired
Weighted Average Exercise Price, Forfeited
Number of Options, Outstanding ending	3,435,728	3,435,728
Weighted Average Exercise Price, Outstanding ending	$ 33.94	$ 33.94
Weighted Average Remaining Term (in Years), Outstanding ending	4 years 9 months 18 days
Intrinsic Value, Outstanding ending